SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS

Schwab Equity Index Funds

Supplement dated May 5, 2009 to the
Prospectus dated February 28, 2009

Schwab Fundamental Index Funds

Supplement dated May 5, 2009 to the
Prospectus dated February 28, 2009

Schwab Active Equity Funds

Supplement dated May 5, 2009 to the
Prospectus dated February 28, 2009,
as supplemented April 8, 2009

Schwab International Core Equity Fund

Supplement dated May 5, 2009 to the
Prospectus dated February 28, 2009,
as supplemented April 8, 2009

Schwab Bond Funds

Supplement dated May 5, 2009 to the
Prospectus dated November 15, 2008

Schwab Global Real Estate Fund

Supplement dated May 5, 2009 to the
Prospectus dated June 27, 2008,
as supplemented March 16, 2009

This supplement provides new and additional information beyond that contained in each Prospectus and should be read in conjunction with the Prospectus.

SYNOPSIS

The following Synopsis provides a brief overview of the key information contained in this Supplement. You should read the complete Supplement for more detailed information regarding your Schwab Fund(s). Please see the Table of Contents for assistance in finding information with regard to the Schwab Fund(s) in which you are invested.

DEFINED TERMS

¡	As used herein, the term Schwab Equity Index Funds refers to the Schwab S&P 500 Index Fund, Schwab Institutional Select® S&P 500 Fund, Schwab 1000 Index® Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund.

¡	As used herein, the term Schwab Fundamental Index Funds refers to the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund.

¡	As used herein, the term Schwab Active Equity Funds refers to the Schwab Large-Cap Growth Fund, Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund.

¡	As used herein, the term Schwab Bond Funds refers to the Schwab YieldPlus Fund, Schwab GNMA Fund, Schwab Inflation Protected Fund, Schwab Premier Income Fund, Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund.

REDUCTION OF ANNUAL NET OPERATING EXPENSE RATIOS AND INVESTMENT MINIMUMS

¡	Effective May 5, 2009, the annual net operating expense ratio (“OER”) of each of the Schwab Equity Index Funds will be reduced.

¡	Effective May 5, 2009, the annual net OER of each of the Schwab Fundamental Index Funds, Schwab Active Equity Funds, Schwab International Core Equity Fund, Schwab Bond Funds and Schwab Global Real Estate Fund that currently offers multiple share classes will be reduced to the annual net OER of such Fund’s current lowest cost share class.

¡	Effective May 5, 2009, the investment minimums on all share classes of the Schwab Equity Index Funds, Schwab Fundamental Index Funds, Schwab Active Equity Funds, Schwab International Core Equity Fund, Schwab Bond Funds and Schwab Global Real Estate Fund will be $100.

SHARE CLASS COMBINATION

¡	Over a period of time beginning on or about July 27, 2009 and ending on or about October 27, 2009, each of the Schwab Equity Index Funds, Schwab Fundamental Index Funds, Schwab Active Equity Funds, Schwab International Core Equity Fund, Schwab Bond Funds and Schwab Global Real Estate Fund that currently offers multiple share classes will combine such share classes into a single class of shares of the Fund, and the Fund will discontinue offering multiple share classes to investors.

FUND MERGER

¡	During the third quarter of 2009, the Schwab Institutional Select S&P 500 Fund will be reorganized into the Schwab S&P 500 Index Fund. Shareholder approval of the reorganization is not required.

SCHWAB EQUITY INDEX FUNDS

Reduction of Investment Minimums

Effective May 5, 2009, the minimum initial investment in each of the Schwab Equity Index Funds will be $100, and there will be no minimum balance requirements. Accordingly, the “Investment Minimums” Section on Page 31 of the Prospectus is deleted and replaced in its entirety with the following:

Investment minimums

Choose a fund and share class (if applicable), then decide how much you want to invest. Currently, each of the funds, except Schwab Institutional Select S&P 500 Fund and Schwab S&P 500 Index Fund, offers two share classes – Investor Shares and Select Shares. The Schwab Institutional Select S&P 500 Fund has only a single share class. The Schwab S&P 500 Index Fund currently has three share classes – Investor Shares, Select Shares, and e.Shares®. Currently, e.Shares® are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans.

You may convert your Investor Shares into Select Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your Investor Shares for Select Shares — conversion is not automatic. Select Shares may not be available through intermediaries other than Schwab.

Please note that it is anticipated that between approximately August 20, 2009 and September 18, 2009, each fund currently offering multiple share classes will combine such share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes for the relevant fund should be considered deleted.

	Minimum initial	Minimum
Share class or fund	investment	balance
Investor Shares	$100	None
Select Shares	$100	None
e.Shares	$100	None
Schwab Institutional Select S&P 500 Fund	$100	None

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

SCHWAB S&P 500 INDEX FUND

1.	Reduction of Net Annual Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.36	%*	0.37%	0.09%
Select Shares	0.19	%*	0.19%	0.09%
e.Shares	0.21	%*	0.28%	0.09%

*	These classes are currently operating at or below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 4 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares	e.Shares
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.09	0.09	0.09
Distribution (12b-1) fees	None	None	None
Other expenses	0.27	0.12	0.12

Total annual operating expenses	0.36	0.21	0.21
Less expense reduction	(0.27)	(0.12)	(0.12)

Net operating expenses**	0.09	0.09	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and e.Shares to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$9	$29	$51	$115
Select Shares	$9	$29	$51	$115
e.Shares	$9	$29	$51	$115

2.	Share Class Combination

Effective on or about September 9, 2009, the e.Shares Class, Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB 1000 INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.49	%*	0.51%	0.29%
Select Shares	0.34	%*	0.36%	0.29%

*	These classes are currently operating below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.22	0.22
Distribution (12b-1) fees	None	None
Other expenses	0.27	0.12

Total annual operating expenses	0.49	0.34
Less expense reduction	(0.20)	(0.05)

Net operating expenses**	0.29	0.29

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$30	$93	$163	$368
Select Shares	$30	$93	$163	$368

2.	Share Class Collapse

Effective on or about September 18, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB SMALL-CAP INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.57	%*	0.60%	0.19%
Select Shares	0.42	%*	0.42%	0.19%

*	These classes are currently operating at or below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.30	0.30
Distribution (12b-1) fees	None	None
Other expenses	0.27	0.12

Total annual operating expenses	0.57	0.42
Less expense reduction	(0.38)	(0.23)

Net operating expenses**	0.19	0.19

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$19	$61	$107	$243
Select Shares	$19	$61	$107	$243

2.	Share Class Collapse

Effective on or about August 20, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.53	%*	0.58%	0.09%
Select Shares	0.38	%*	0.39%	0.09%

*	These classes are currently operating below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 22 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.25	0.25
Distribution (12b-1) fees	None	None
Other expenses	0.28	0.13

Total annual operating expenses	0.53	0.38
Less expense reduction	(0.44)	(0.29)

Net operating expenses**	0.09	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$9	$29	$51	$115
Select Shares	$9	$29	$51	$115

2.	Share Class Collapse

Effective on or about September 18, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB INTERNATIONAL INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.69	%*	0.69%	0.19%
Select Shares	0.50	%*	0.50%	0.19%

*	These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 27 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.39	0.39
Distribution (12b-1) fees	None	None
Other expenses	0.30	0.15

Total annual operating expenses	0.69	0.54
Less expense reduction	(0.50)	(0.35)

Net operating expenses**	0.19	0.19

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$19	$61	$107	$243
Select Shares	$19	$61	$107	$243

2.	Share Class Collapse

Effective on or about August 20, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of the fund will be reduced as follows:

Current Net Operating	Current Net Operating	New Net Operating
Expenses	Expense Limit	Expense Limit

0.10%	0.10%	0.09%

*	The fund is currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees
(% of transaction amount)
Redemption fee*	2.00
Annual operating expenses (% of average net assets)

Management fees	0.10
Distribution (12b-1) fees	None
Other expenses	0.12

Total annual operating expenses	0.22
Less expense reduction	(0.13)

Net operating expenses**	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years

$9	$29	$51	$115

2.	Fund Reorganization

The Board of Trustees of the Trust (the “Board”) has determined that it is in the best interests of the Schwab Institutional Select S&P 500 Fund (“Institutional Select Fund”) and its shareholders to reorganize the Institutional Select Fund into the S&P 500 Index Fund (“S&P 500 Fund”). Accordingly, the Board has approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that would provide for the reorganization of the Institutional Select Fund into the S&P 500 Fund.

The Plan of Reorganization approved by the Board sets forth the terms by which the Institutional Select Fund will transfer its assets and liabilities to the S&P 500 Fund in exchange for shares of the S&P 500 Fund, and subsequently distribute those S&P 500 Fund shares to shareholders of the Institutional Select Fund (the “Reorganization”). After the Reorganization is consummated, shareholders of the Institutional Select Fund will become shareholders of the S&P 500 Fund. The Reorganization is intended to be tax-free, meaning that the Institutional Select Fund’s shareholders will become shareholders of the S&P 500 Fund without realizing any gain or loss for federal income tax purposes.

Shareholder approval of the Reorganization is not required. Shareholders of the Institutional Select Fund will receive a prospectus/information statement prior to the Reorganization that describes the investment objective, strategies, expenses and risks of an investment in the S&P 500 Fund, compares the Institutional Select Fund’s investment objective, strategies, expenses and risks to those of the S&P 500 Fund and provides further details about the Reorganization. It is expected that the Reorganization will occur during the third quarter of 2009.

SCHWAB FUNDAMENTAL INDEX FUNDS

Reduction of Investment Minimums

Effective May 5, 2009, the minimum initial investment in each of the Schwab Fundamental Index Funds will be $100, and there will be no minimum balance requirements. Accordingly, the “Investment Minimums” Section on Page 33 of the Prospectus is deleted and replaced in its entirety with the following:

Investment minimums

Choose a fund and share class, then decide how much you want to invest. Currently, each of the funds offers three share classes – Investor Shares, Select Shares and Institutional Shares. You may convert your Investor Shares into Select Shares or your Select Shares into Institutional Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. Select Shares and Institutional Shares may not be available through intermediaries other than Schwab.

Please note that it is anticipated that between approximately October 19, 2009 and October 27, 2009, each fund will discontinue offering multiple share classes to investors and will combine such share classes into a single share class of the fund. Once the share class combination has been effected, all references to multiple classes for the funds should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance

Investor Shares	$100	None
Select Shares	$100	None
Institutional Shares	$100	None

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.59	%*	0.59%	0.35%
Select Shares	0.44	%*	0.44%	0.35%
Institutional Shares	0.35	%*	0.35%	0.35%

*	These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select	Institutional
(% of transaction amount)	Shares	Shares	Shares
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.29	0.29	0.29
Distribution (12b-1) fees	None	None	None
Other expenses	0.38	0.23	0.23

Total annual operating expenses	0.67	0.52	0.52
Less expense reduction	(0.32)	(0.17)	(0.17)

Net operating expenses**	0.35	0.35	0.35

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$36	$113	$197	$443
Select Shares	$36	$113	$197	$443
Institutional Shares	$36	$113	$197	$443

2.	Share Class Combination

Effective on or about October 27, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB FUNDAMENTAL U.S. SMALL-MID COMPANY INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.59	%*	0.59%	0.35%
Select Shares	0.44	%*	0.44%	0.35%
Institutional Shares	0.35	%*	0.35%	0.35%

*	These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 11 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select	Institutional
(% of transaction amount)	Shares	Shares	Shares
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.30	0.30	0.30
Distribution (12b-1) fees	None	None	None
Other expenses	0.54	0.38	0.41

Total annual operating expenses	0.84	0.68	0.71
Less expense reduction	(0.49)	(0.33)	(0.36)

Net operating expenses**	0.35	0.35	0.35

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$36	$113	$197	$443
Select Shares	$36	$113	$197	$443
Institutional Shares	$36	$113	$197	$443

2.	Share Class Collapse

Effective on or about October 27, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.60	%*	0.59%	0.35%
Select Shares	0.45	%**	0.44%	0.35%
Institutional Shares	0.35%		0.35%	0.35%

*	The ratio of net operating expenses would have been 0.59% if interest expense had not been included.

**	The ratio of net operating expenses would have been 0.44% if interest expense had not been included.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 17 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select	Institutional
(% of transaction amount)	Shares	Shares	Shares
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.30	0.30	0.30
Distribution (12b-1) fees	None	None	None
Other expenses	0.59	0.45	0.44

Total annual operating expenses	0.89	0.75	0.74
Less expense reduction	(0.54)	(0.40)	(0.39)

Net operating expenses**	0.35	0.35	0.35

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$36	$113	$197	$443
Select Shares	$36	$113	$197	$443
Institutional Shares	$36	$113	$197	$443

2.	Share Class Collapse

Effective on or about October 19, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating	Current Net Operating	New Net Operating
	Expenses	Expense Limit	Expense Limit

Investor Shares	0.80%	0.79%	0.55%
Select Shares	0.65%	0.64%	0.55%
Institutional Shares	0.57%*	0.55%	0.55%

*	The ratio of net operating expenses would have been 0.55% if interest expense had not been included.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 22 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select	Institutional
(% of transaction amount)	Shares	Shares	Shares
Redemption fee[1]	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.40	0.40	0.40
Distribution (12b-1) fees	None	None	None
Other expenses	4.11	3.67	5.04
Acquired fund fees and expenses (AFFE)[2]	0.01	0.01	0.01

Total annual operating expenses	4.52	4.08	5.45
Less expense reduction	(3.95)	(3.51)	(4.88)

Net operating expenses (including AFFE)[3,4]	0.57	0.57	0.57

[1]	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

[2]	“Acquired fund fees and expenses (AFFE)” reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in other investment companies during the prior fiscal year.

[3]	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. The agreement to limit the fund’s “net operating expenses” is limited to the fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the fund through its investments in other investment companies.

[4]	The total and net annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include fees and expenses incurred indirectly by the fund through its investments in other investment companies.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$58	$183	$318	$714
Select Shares	$58	$183	$318	$714
Institutional Shares	$58	$183	$318	$714

2.	Share Class Collapse

Effective on or about October 19, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.87	%*	0.84%	0.60%
Select Shares	0.72	%**	0.69%	0.60%
Institutional Shares	0.63%		0.60%	0.60%

*	The ratio of net operating expenses would have been 0.84% if interest expense had not been included.

**	The ratio of net operating expenses would have been 0.69% if interest expense had not been included.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 27 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select	Institutional
(% of transaction amount)	Shares	Shares	Shares
Redemption fee[1]	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.50	0.50	0.50
Distribution (12b-1) fees	None	None	None
Other expenses	3.47	2.83	3.56
Acquired fund fees and expenses (AFFE)[2]	0.02	0.02	0.02

Total annual operating expenses	3.99	3.35	4.08
Less expense reduction	(3.36)	(2.72)	(3.45)

Net operating expenses (including AFFE)[3,4]	0.63	0.63	0.63

[1]	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

[2]	“Acquired fund fees and expenses (AFFE)” reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in other investment companies during the prior fiscal year.

[3]	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. The agreement to limit the fund’s “net operating expenses” is limited to the fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the fund through its investments in other investment companies.

[4]	The total and net annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include fees and expenses incurred indirectly by the fund through its investments in other investment companies.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$64	$202	$351	$786
Select Shares	$64	$202	$351	$786
Institutional Shares	$64	$202	$351	$786

2.	Share Class Collapse

Effective on or about October 19, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB ACTIVE EQUITY FUNDS

Reduction of Investment Minimums

Effective May 5, 2009, the minimum initial investment in each of the Schwab Active Equity Funds will be $100, and there will be no minimum balance requirements. Accordingly, the “Investment Minimums” Section on Page 47 of the Prospectus is deleted and replaced in its entirety with the following:

Investment minimums

Choose a fund and share class (if applicable), then decide how much you want to invest. Currently, each of the funds, except Schwab Core Equity Fundtm, Schwab Financial Services Fundtm, and Schwab Healthcare Fundtm, offers two share classes — Investor Shares and Select Shares. You may convert your Investor Shares into Select Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your Investor Shares for Select Shares — conversion is not automatic. Select Shares may not be available through intermediaries other than Schwab.

Please note that it is anticipated that between approximately September 28, 2009 and October 7, 2009, each fund currently offering multiple share classes will combine such share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes for the relevant fund should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance

Investor Shares	$100	None
Select Shares	$100	None

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

SCHWAB LARGE-CAP GROWTH FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	1.16	%*	1.20%	0.99%
Select Shares	0.99	%*	0.99%	0.99%

*	These classes are currently operating at or below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.87	0.87
Distribution (12b-1) fees	None	None
Other expenses	0.29	0.14

Total annual operating expenses	1.16	1.01
Less expense reduction	(0.17)	(0.02)

Net operating expenses**	0.99	0.99

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.99% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$101	$315	$547	$1,213
Select Shares	$101	$315	$547	$1,213

2.   Share Class Combination

Effective on or about October 7, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB PREMIER EQUITY FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	1.17	%*	1.30%	1.02%
Select Shares	1.02	%*	1.15%	1.02%

*	These classes are currently operating below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 10 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.89	0.89
Distribution (12b-1) fees	None	None
Other expenses	0.28	0.13

Total annual operating expenses	1.17	1.02
Less expense reduction	(0.15)	(0.00)

Net operating expenses**	1.02	1.02

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 1.02% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$104	$325	$563	$1,248
Select Shares	$104	$325	$563	$1,248

2.	Share Class Collapse

Effective on or about September 28, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB DIVIDEND EQUITY FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	1.04	%*	1.10%	0.89%
Select Shares	0.89	%*	0.95%	0.89%

*	These classes are currently operating below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 20 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.77	0.77
Distribution (12b-1) fees	None	None
Other expenses	0.27	0.12

Total annual operating expenses	1.04	0.89
Less expense reduction	(0.15)	—

Net operating expenses**	0.89	0.89

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.89% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$91	$284	$493	$1,096
Select Shares	$91	$284	$493	$1,096

2.	Share Class Collapse

Effective on or about October 7, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB SMALL-CAP EQUITY FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	1.27	%*	1.30%	1.12%
Select Shares	1.12	%*	1.12%	1.12%

*	These classes are currently operating at or below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 25 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.97	0.97
Distribution (12b-1) fees	None	None
Other expenses	0.30	0.15

Total annual operating expenses	1.27	1.12
Less expense reduction	(0.15)	(0.00)

Net operating expenses**	1.12	1.12

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 1.12% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$114	$356	$617	$1,363
Select Shares	$114	$356	$617	$1,363

2.	Share Class Collapse

Effective on or about September 28, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB HEDGED EQUITY FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating	New Net Operating
	Expense Limit	Expense Limit

Investor Shares	1.49%	1.33%
Select Shares	1.33%	1.33%

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 30 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	1.67	1.67
Distribution (12b-1) fees	None	None
Other expenses
Dividend expenses on securities sold short	0.39	0.39
Remainder of other expenses	0.28	0.13

Total of other expenses	0.67	0.52

Total annual operating expenses	2.34	2.19
Less expense reduction	(0.62)	(0.47)

Net operating expenses**	1.72	1.72

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes,, certain non-routine expenses and expenses for dividends and interest paid on securities sold short) of the Investor Shares and Select Shares to 1.33% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$175	$542	$933	$2,030
Select Shares	$175	$542	$933	$2,030

2.	Share Class Collapse

Effective on or about September 28, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB INTERNATIONAL CORE EQUITY FUND

1.	Reduction of Investment Minimums

Effective May 5, 2009, the minimum initial investment for Schwab International Core Equity Fund will be $100, and there will be no minimum balance requirement. Accordingly, the “Investment Minimums” Section on Page 10 of the Prospectus is deleted and replaced in its entirety with the following:

Investment minimums

Choose a share class, then decide how much you want to invest. Currently, the fund offers three share classes — Investor Shares, Select Shares and Institutional Shares. You may convert your Investor Shares into Select Shares or your Select Shares into Institutional Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. Select Shares and Institutional Shares may not be available through intermediaries other than Schwab.

Please note that it is anticipated that on or about October 7, 2009 the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes for should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance

Investor Shares	$100	None
Select Shares	$100	None
Institutional Shares	$100	None

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

2.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	1.10	%*	1.10%	0.86%
Select Shares	0.95	%*	0.95%	0.86%
Institutional Shares	0.86	%*	0.86%	0.86%

*	These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select	Institutional
(% of transaction amount)	Shares	Shares	Shares
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.81	0.81	0.81
Distribution (12b-1) fees	None	None	None
Other expenses	0.84	0.69	0.69

Total annual operating expenses	1.65	1.50	1.50
Less expense reduction	(0.79)	(0.64)	(0.64)

Net operating expenses**	0.86	0.86	0.86

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.86% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$88	$274	$477	$1,061
Select Shares	$88	$274	$477	$1,061
Institutional Shares	$88	$274	$477	$1,061

3.	Share Class Collapse

Effective on or about October 7, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB BOND FUNDS

Reduction of Investment Minimums

Effective May 5, 2009, the minimum initial investment in each of the Schwab Bond Funds will be $100, and there will be no minimum balance requirements. Accordingly, the “Investment Minimums” Section on Page 40 of the Prospectus is deleted and replaced in its entirety with the following:

Investment minimums

Choose a fund and share class (if applicable), then decide how much you want to invest. Currently, Schwab YieldPlus Fund, Schwab GNMA Fund, and Schwab Inflation Protected Fund offer two share classes — Investor Shares and Select Shares. Schwab Premier Income Fund currently offers three share classes — Investor Shares, Select Shares and Institutional Shares. Schwab Short-Term Bond Market Fund and Schwab Total Bond Market Fund only offer Investor Shares. You may convert your Investor Shares into Select Shares or your Investor Shares or Select Shares into Institutional Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. Select Shares and Institutional Shares may not be available through intermediaries other than Schwab.

Please note that it is anticipated that on or about August 10, 2009, each fund currently offering multiple share classes will combine such share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes for the relevant fund should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance

Investor Shares	$100	None
Select Shares	$100	None
Institutional Shares	$100	None
(Schwab Premier Income Fund only)

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who roll into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

SCHWAB YIELDPLUS FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.58	%*	0.58%	0.43%
Select Shares	0.43	%*	0.43%	0.43%

*	These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 6 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
	None	None
Annual operating expenses (% of average net assets)

Management fees	0.35	0.35
Distribution (12b-1) fees	None	None
Other expenses*	0.74	0.59

Total annual operating expenses	1.09	0.94
Less expense reduction	(0.66)	(0.51)

Net operating expenses**	0.43	0.43

*	Other expenses have been restated to reflect current fees and expenses.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.43% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. Schwab and the investment adviser have agreed to advance the fund certain litigation expenses to the extent necessary to maintain these expense limitations (excluding amounts paid in connection with judgments and settlements) in connection with certain legal matters. These advances are subject to repayment by the fund to Schwab and the investment adviser to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$44	$138	$241	$542
Select Shares	$44	$138	$241	$542

2.	Share Class Combination

Effective on or about August 10, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB GNMA FUND

1.   Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.74	%*	0.74%	0.55%
Select Shares	0.55	%*	0.55%	0.55%

* These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 22 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
	None	None
Annual operating expenses (% of average net assets)

Management fees	0.45	0.45
Distribution (12b-1) fees	None	None
Other expenses	0.52	0.36

Total annual operating expenses	0.97	0.81
Less expense reduction	(0.42)	(0.26)

Net operating expenses*	0.55	0.55

*	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$56	$176	$307	$689
Select Shares	$56	$176	$307	$689

2.   Share Class Collapse

Effective on or about August 10, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB INFLATION PROTECTED FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.65	%*	0.65%	0.50%
Select Shares	0.50	%*	0.50%	0.50%

*	These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 28 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
	None	None
Annual operating expenses (% of average net assets)

Management fees	0.40	0.40
Distribution (12b-1) fees	None	None
Other expenses	0.34	0.19

Total annual operating expenses	0.74	0.59
Less expense reduction	(0.24)	(0.09)

Net operating expenses*	0.50	0.50

*	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.50% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$51	$160	$280	$628
Select Shares	$51	$160	$280	$628

2.   Share Class Collapse

Effective on or about August 10, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB PREMIER INCOME FUND

1.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	0.87	%*	0.87%	0.63%
Select Shares	0.72	%*	0.72%	0.63%
Institutional Shares	0.63	%*	0.63%	0.63%

* These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 34 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select	Institutional
(% of transaction amount)	Shares	Shares	Shares
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.60	0.60	0.60
Distribution (12b-1) fees	None	None	None
Other expenses	0.33	0.18	0.18

Total annual operating expenses	0.93	0.78	0.78
Less expense reduction	(0.30)	(0.15)	(0.15)

Net operating expenses**	0.63	0.63	0.63

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.63% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$64	$202	$351	$786
Select Shares	$64	$202	$351	$786
Institutional Shares	$64	$202	$351	$786

2.	Share Class Combination

Effective on or about August 10, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB GLOBAL REAL ESTATE FUND

1.	Reduction of Investment Minimums

Effective May 5, 2009, the minimum initial investment for Schwab Global Real Estate Fund will be $100, and there will be no minimum balance requirement. Accordingly, the “Investment Minimums” Section on Page 12 of the Prospectus is deleted and replaced in its entirety with the following:

Investment minimums

Choose a share class, then decide how much you want to invest. Currently, the fund offers two share classes — Investor Shares and Select Shares. You may convert your Investor Shares into Select Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. Select Shares may not be available through intermediaries other than Schwab.

Please note that it is anticipated that on or about September 28, 2009, the fund currently will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes fund should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance

Investor Shares	$100	None
Select Shares	$100	None

These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

2.	Reduction of Net Operating Expense Limit

Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit

Investor Shares	1.20	%*	1.20%	1.05%
Select Shares	1.05	%*	1.05%	1.05%

*	These classes are currently operating at the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 8 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)
Shareholder fees	Investor	Select
(% of transaction amount)	Shares	Shares
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)

Management fees	0.90	0.90
Distribution (12b-1) fees	None	None
Other expenses	0.41	0.27

Total annual operating expenses	1.31	1.17
Less expense reduction	(0.26)	(0.12)

Net operating expenses**	1.05	1.05

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 1.05% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years

Investor Shares	$107	$334	$579	$1,283
Select Shares	$107	$334	$579	$1,283

3.	Share Class Combination

Effective on or about September 28, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Charles Schwab & Co., Inc. Member SIPC
REG47111-00 (05/09) ©2009 All Rights Reserved

SCHWAB CAPITAL TRUST
Schwab Active Equity Funds
Supplement dated May 5, 2009 to the
Prospectus dated February 28, 2009,
as supplemented April 8, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

SYNOPSIS
The following Synopsis provides a brief overview of the key information contained in this Supplement. You should read the complete Supplement for more detailed information regarding your Schwab Active Equity Fund(s). Please see the Table of Contents for assistance in finding information with regard to the Schwab Active Equity Fund(s) in which you are invested.
     DEFINED TERM
°	As used herein, the term Schwab Active Equity Funds refers to the Schwab Large-Cap Growth Fund, Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund.
     REDUCTION OF ANNUAL NET OPERATING EXPENSE RATIOS AND INVESTMENT MINIMUMS
°	Effective May 5, 2009, the annual net operating expense ratio (“OER”) of each of the Schwab Active Equity Funds that currently offers multiple share classes will be reduced to the annual net OER of such Fund’s current lowest cost share class.

°	Effective May 5, 2009, the investment minimums on all share classes of the Schwab Active Equity Funds will be $100.
     SHARE CLASS COMBINATION
°	Over a period of time beginning on or about September 28, 2009 and ending on or about October 7, 2009, each of the Schwab Active Equity Funds that currently offers multiple share classes will combine such share classes into a single class of shares of the Fund, and the Fund will discontinue offering multiple share classes to investors.

SCHWAB ACTIVE EQUITY FUNDS
Reduction of Investment Minimums
Effective May 5, 2009, the minimum initial investment in each of the Schwab Active Equity Funds will be $100, and there will be no minimum balance requirements. Accordingly, the “Investment Minimums” Section on Page 47 of the Prospectus is deleted and replaced in its entirety with the following:
Investment minimums
Choose a fund and share class (if applicable), then decide how much you want to invest. Currently, each of the funds, except Schwab Core Equity Fund™, Schwab Financial Services Fund™, and Schwab Healthcare Fund™, offers two share classes — Investor Shares and Select Shares. You may convert your Investor Shares into Select Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your Investor Shares for Select Shares — conversion is not automatic. Select Shares may not be available through intermediaries other than Schwab.
Please note that it is anticipated that between approximately September 28, 2009 and October 7, 2009, each fund currently offering multiple share classes will combine such share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes for the relevant fund should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance
Investor Shares	$100	None
Select Shares	$100	None
These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

SCHWAB LARGE-CAP GROWTH FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	1.16	%*	1.20%	0.99%
Select Shares	0.99	%*	0.99%	0.99%

*	These classes are currently operating at or below the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.87	0.87
Distribution (12b-1) fees	None	None
Other expenses	0.29	0.14

Total annual operating expenses	1.16	1.01
Less expense reduction	(0.17)	(0.02)

Net operating expenses**	0.99	0.99

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.99% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$101	$315	$547	$1,213
Select Shares	$101	$315	$547	$1,213
2. Share Class Combination
Effective on or about October 7, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB PREMIER EQUITY FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	1.17	%*	1.30%	1.02%
Select Shares	1.02	%*	1.15%	1.02%

*	These classes are currently operating below the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 10 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.89	0.89
Distribution (12b-1) fees	None	None
Other expenses	0.28	0.13

Total annual operating expenses	1.17	1.02
Less expense reduction	(0.15)	(0.00)

Net operating expenses**	1.02	1.02

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 1.02% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$104	$325	$563	$1,248
Select Shares	$104	$325	$563	$1,248
2. Share Class Collapse
Effective on or about September 28, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB DIVIDEND EQUITY FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	1.04	%*	1.10%	0.89%
Select Shares	0.89	%*	0.95%	0.89%

*	These classes are currently operating below the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 20 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.77	0.77
Distribution (12b-1) fees	None	None
Other expenses	0.27	0.12

Total annual operating expenses	1.04	0.89
Less expense reduction	(0.15)	—

Net operating expenses**	0.89	0.89

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.89% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$91	$284	$493	$1,096
Select Shares	$91	$284	$493	$1,096
2. Share Class Collapse
Effective on or about October 7, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB SMALL-CAP EQUITY FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	1.27	%*	1.30%	1.12%
Select Shares	1.12	%*	1.12%	1.12%

*	These classes are currently operating at or below the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 25 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.97	0.97
Distribution (12b-1) fees	None	None
Other expenses	0.30	0.15

Total annual operating expenses	1.27	1.12
Less expense reduction	(0.15)	(0.00)

Net operating expenses**	1.12	1.12

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 1.12% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$114	$356	$617	$1,363
Select Shares	$114	$356	$617	$1,363
2. Share Class Collapse
Effective on or about September 28, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB HEDGED EQUITY FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating	New Net Operating
	Expense Limit	Expense Limit
Investor Shares	1.49%	1.33%
Select Shares	1.33%	1.33%
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 30 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	1.67	1.67
Distribution (12b-1) fees	None	None
Other expenses
Dividend expenses on securities sold short	0.39	0.39
Remainder of other expense	0.28	0.13

Total of other expenses	0.67	0.52

Total annual operating expenses	2.34	2.19
Less expense reduction	(0.62)	(0.47)
Net operating expenses**	1.72	1.72

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes, certain non-routine expenses and expenses for dividends and interest paid on securities sold short) of the Investor Shares and Select Shares to 1.33% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$175	$542	$933	$2,030
Select Shares	$175	$542	$933	$2,030
2. Share Class Collapse
Effective on or about September 28, 2009, the Investor Share Class and Select Share Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG47108 (05/09)

SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
Schwab Equity Index Funds
Supplement dated May 5, 2009 to the
Prospectus dated February 28, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

SYNOPSIS
The following Synopsis provides a brief overview of the key information contained in this Supplement. You should read the complete Supplement for more detailed information regarding your Schwab Equity Index Fund(s). Please see the Table of Contents for assistance in finding information with regard to the Schwab Equity Index Fund(s) in which you are invested.
     DEFINED TERM
°	As used herein, the term Schwab Equity Index Funds refers to the Schwab S&P 500 Index Fund, Schwab Institutional Select® S&P 500 Fund, Schwab 1000 Index® Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund.
     REDUCTION OF ANNUAL NET OPERATING EXPENSE RATIOS AND INVESTMENT MINIMUMS
°	Effective May 5, 2009, the annual net operating expense ratio (“OER”) of each of the Schwab Equity Index Funds will be reduced.

°	Effective May 5, 2009, the investment minimums on all share classes of the Schwab Equity Index Funds will be $100.
     SHARE CLASS COMBINATION
°	Over a period of time beginning on or about August 20, 2009 and ending on or about September 18, 2009, each of the Schwab Equity Index Funds that currently offers multiple share classes will combine such share classes into a single class of shares of the Fund, and the Fund will discontinue offering multiple share classes to investors.
     FUND MERGER
°	During the third quarter of 2009, the Schwab Institutional Select S&P 500 Fund will be reorganized into the Schwab S&P 500 Index Fund. Shareholder approval of the reorganization is not required.
SCHWAB EQUITY INDEX FUNDS
Reduction of Investment Minimums
Effective May 5, 2009, the minimum initial investment in each of the Schwab Equity Index Funds will be $100, and there will be no minimum balance requirements. Accordingly, the “Investment Minimums” Section on Page 31 of the Prospectus is deleted and replaced in its entirety with the following:
Investment minimums
Choose a fund and share class (if applicable), then decide how much you want to invest. Currently, each of the funds, except Schwab Institutional Select S&P 500 Fund and Schwab S&P 500 Index Fund, offers two share classes — Investor Shares and Select Shares. The Schwab Institutional Select S&P 500 Fund has only a single share class. The Schwab S&P 500 Index Fund currently has three share classes — Investor Shares, Select Shares, and e.Shares®. Currently, e.Shares® are offered to clients of Schwab Institutional, The Charles Schwab Trust Company and certain retirement plans.
You may convert your Investor Shares into Select Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your Investor Shares for Select Shares — conversion is not automatic. Select Shares may not be available through intermediaries other than Schwab.
Please note that it is anticipated that between approximately August 20, 2009 and September 18, 2009, each fund currently offering multiple share classes will combine such share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes for the relevant fund should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance
Investor Shares	$100	None
Select Shares	$100	None
e.Shares	$100	None
Schwab Institutional Select S&P 500 Fund	$100	None
These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.
SCHWAB S&P 500 INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.36	%*	0.37%	0.09%
Select Shares	0.19	%*	0.19%	0.09%
e.Shares	0.21	%*	0.28%	0.09%

*	These classes are currently operating at or below the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 4 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares	e.Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.09	0.09	0.09
Distribution (12b-1) fees	None	None	None
Other expenses	0.27	0.12	0.12

Total annual operating expenses	0.36	0.21	0.21
Less expense reduction	(0.27)	(0.12)	(0.12)

Net operating expenses**	0.09	0.09	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and e.Shares to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$9	$29	$51	$115
Select Shares	$9	$29	$51	$115
e.Shares	$9	$29	$51	$115
2. Share Class Combination
Effective on or about September 9, 2009, the e.Shares Class, Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB 1000 INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.49	%*	0.51%	0.29%
Select Shares	0.34	%*	0.36%	0.29%

*	These classes are currently operating at or below the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 13 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.22	0.22
Distribution (12b-1) fees	None	None
Other expenses	0.27	0.12

Total annual operating expenses	0.49	0.34
Less expense reduction	(0.20)	(0.05)

Net operating expenses**	0.29	0.29

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$30	$93	$163	$368
Select Shares	$30	$93	$163	$368
2. Share Class Collapse
Effective on or about September 18, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.
SCHWAB SMALL-CAP INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.57	%*	0.60%	0.19%
Select Shares	0.42	%*	0.42%	0.19%

*	These classes are currently operating at or below the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 17 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.30	0.30
Distribution (12b-1) fees	None	None
Other expenses	0.27	0.12

Total annual operating expenses	0.57	0.42
Less expense reduction	(0.38)	(0.23)

Net operating expenses**	0.19	0.19

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$19	$61	$107	$243
Select Shares	$19	$61	$107	$243
2. Share Class Collapse
Effective on or about August 20, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.
SCHWAB TOTAL STOCK MARKET INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.53	%*	0.58%	0.09%
Select Shares	0.38	%*	0.39%	0.09%

*	These classes are currently operating below the current net operating expense limit.

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 22 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.25	0.25
Distribution (12b-1) fees	None	None
Other expenses	0.28	0.13

Total annual operating expenses	0.53	0.38
Less expense reduction	(0.44)	(0.29)

Net operating expenses**	0.09	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$9	$29	$51	$115
Select Shares	$9	$29	$51	$115
2. Share Class Collapse
Effective on or about September 18, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.
SCHWAB INTERNATIONAL INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.69	%*	0.69%	0.19%
Select Shares	0.50	%*	0.50%	0.19%

*	These classes are currently operating at the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 27 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select
	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.39	0.39
Distribution (12b-1) fees	None	None
Other expenses	0.30	0.15

Total annual operating expenses	0.69	0.54
Less expense reduction	(0.50)	(0.35)

Net operating expenses**	0.19	0.19

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares and Select Shares to 0.19% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$19	$61	$107	$243
Select Shares	$19	$61	$107	$243
2. Share Class Collapse
Effective on or about August 20, 2009, the Investor Shares Class and Select Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.
SCHWAB INSTITUTIONAL SELECT S&P 500 FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of the fund will be reduced as follows:

Current Net Operating	Current Net Operating	New Net Operating
Expenses	Expense Limit	Expense Limit
0.10%	0.10%	0.09%

*	The fund is currently operating at the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 9 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)

Shareholder fees (% of transaction amount)
Redemption fee*	2.00
Annual operating expenses (% of average net assets)
Management fees	0.10
Distribution (12b-1) fees	None
Other expenses	0.12

Total annual operating expenses	0.22
Less expense reduction	(0.13)

Net operating expenses**	0.09

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the fund’s “net operating expenses” (excluding interest, taxes and certain non-routine expenses) to 0.09% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

1 year	3 years	5 years	10 years
$9	$29	$51	$115
2. Fund Reorganization
The Board of Trustees of the Trust (the “Board”) has determined that it is in the best interests of the Schwab Institutional Select S&P 500 Fund (“Institutional Select Fund”) and its shareholders to reorganize the Institutional Select Fund into the S&P 500 Index Fund (“S&P 500 Fund”). Accordingly, the Board has approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) that would provide for the reorganization of the Institutional Select Fund into the S&P 500 Fund.
The Plan of Reorganization approved by the Board sets forth the terms by which the Institutional Select Fund will transfer its assets and liabilities to the S&P 500 Fund in exchange for shares of the S&P 500 Fund, and subsequently distribute those S&P 500 Fund shares to shareholders of the Institutional Select Fund (the “Reorganization”). After the Reorganization is consummated, shareholders of the Institutional Select Fund will become shareholders of the S&P 500 Fund. The Reorganization is intended to be tax-free, meaning that the Institutional Select Fund’s shareholders will become shareholders of the S&P 500 Fund without realizing any gain or loss for federal income tax purposes.
Shareholder approval of the Reorganization is not required. Shareholders of the Institutional Select Fund will receive a prospectus/ information statement prior to the Reorganization that describes the investment objective, strategies, expenses and risks of an investment in the S&P 500 Fund, compares the Institutional Select Fund’s investment objective, strategies, expenses and risks to those of the S&P 500 Fund and provides further details about the Reorganization. It is expected that the Reorganization will occur during the third quarter of 2009.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG47106 (05/09)

SCHWAB CAPITAL TRUST
Schwab Fundamental Index Funds
Supplement dated May 5, 2009 to the
Prospectus dated February 28, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

SYNOPSIS
The following Synopsis provides a brief overview of the key information contained in this Supplement. You should read the complete Supplement for more detailed information regarding your Schwab Fundamental Index Fund(s). Please see the Table of Contents for assistance in finding information with regard to the Schwab Fundamental Index Fund(s) in which you are invested.
DEFINED TERM
°	As used herein, the term Schwab Fundamental Index Funds refers to the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small-Mid Company Index Fund and Schwab Fundamental Emerging Markets Index Fund.
REDUCTION OF ANNUAL NET OPERATING EXPENSE RATIOS AND INVESTMENT MINIMUMS
°	Effective May 5, 2009, the annual net operating expense ratio (“OER”) of each of the Schwab Fundamental Index Funds will be reduced to the annual net OER of such Fund’s current lowest cost share class.

°	Effective May 5, 2009, the investment minimums on all share classes of the Schwab Fundamental Index Funds will be $100.
SHARE CLASS COMBINATION
°	Over a period of time beginning on or about October 19, 2009 and ending on or about October 27, 2009 each of the Schwab Fundamental Index Funds will combine its share classes into a single class of shares of the Fund, and the Fund will discontinue offering multiple share classes to investors.
SCHWAB FUNDAMENTAL INDEX FUNDS
Reduction of Investment Minimums
EEffective May 5, 2009, the minimum initial investment in each of the Schwab Fundamental Index Funds will be $100, and there will be no minimum balance requirements. Accordingly, the “Investment Minimums” Section on Page 33 of the Prospectus is deleted and replaced in its entirety with the following:
Investment minimums
Choose a fund and share class, then decide how much you want to invest. Currently, each of the funds offers three share classes — Investor Shares, Select Shares and Institutional Shares. You may convert your Investor Shares into Select Shares or your Select Shares into Institutional Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. Select Shares and Institutional Shares may not be available through intermediaries other than Schwab.
Please note that it is anticipated that between approximately October 19, 2009 and October 27, 2009, each fund will discontinue offering multiple share classes to investors and will combine such share classes into a single share class of the fund. Once the share class combination has been effected, all references to multiple classes for the funds should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance
Investor Shares	$100	None
Select Shares	$100	None
Institutional Shares	$100	None
These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.

SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.59	%*	0.59%	0.35%
Select Shares	0.44	%*	0.44%	0.35%
Institutional Shares	0.35	%*	0.35%	0.35%

*	These classes are currently operating at the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select	Institutional
	Shares	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.29	0.29	0.29
Distribution (12b-1) fees	None	None	None
Other expenses	0.38	0.23	0.23

Total annual operating expenses	0.67	0.52	0.52
Less expense reduction	(0.32)	(0.17)	(0.17)

Net operating expenses**	0.35	0.35	0.35

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$36	$113	$197	$443
Select Shares	$36	$113	$197	$443
Institutional Shares	$36	$113	$197	$443
2. Share Class Combination
Effective on or about October 27, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB FUNDAMENTAL U.S. SMALL-MID COMPANY INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.59	%*	0.59%	0.35%
Select Shares	0.44	%*	0.44%	0.35%
Institutional Shares	0.35	%*	0.35%	0.35%

*	These classes are currently operating at the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 11 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select	Institutional
	Shares	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.30	0.30	0.30
Distribution (12b-1) fees	None	None	None
Other expenses	0.54	0.38	0.41

Total annual operating expenses	0.84	0.68	0.71
Less expense reduction	(0.49)	(0.33)	(0.36)

Net operating expenses**	0.35	0.35	0.35

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$36	$113	$197	$443
Select Shares	$36	$113	$197	$443
Institutional Shares	$36	$113	$197	$443
2. Share Class Collapse
Effective on or about October 27, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.60	%*	0.59%	0.35%
Select Shares	0.45	%**	0.44%	0.35%
Institutional Shares	0.35%		0.35%	0.35%

*	The ratio of net operating expenses would have been 0.59% if interest expense had not been included.

**	The ratio of net operating expenses would have been 0.44% if interest expense had not been included.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 17 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select	Institutional
	Shares	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.30	0.30	0.30
Distribution (12b-1) fees	None	None	None
Other expenses	0.59	0.45	0.44

Total annual operating expenses	0.89	0.75	0.74
Less expense reduction	(0.54)	(0.40)	(0.39)

Net operating expenses**	0.35	0.35	0.35

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.35% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$36	$113	$197	$443
Select Shares	$36	$113	$197	$443
Institutional Shares	$36	$113	$197	$443
2. Share Class Collapse
Effective on or about October 19, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.

SCHWAB FUNDAMENTAL INTERNATIONAL SMALL-MID COMPANY INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating	Current Net Operating	New Net Operating
	Expenses	Expense Limit	Expense Limit
Investor Shares	0.80%	0.79%	0.55%
Select Shares	0.65%	0.64%	0.55%
Institutional Shares	0.57%*	0.55%	0.55%

*	The ratio of net operating expenses would have been 0.55% if interest expense had not been included.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 22 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select	Institutional
	Shares	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee[1]	2.00	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.40	0.40	0.40
Distribution (12b-1) fees	None	None	None
Other expenses	4.11	3.67	5.04
Acquired fund fees and expenses (AFFE)[2]	0.01	0.01	0.01

Total annual operating expenses	4.52	4.08	5.45
Less expense reduction	(3.95)	(3.51)	(4.88)

Net operating expenses (including AFFE)[3,4]	0.57	0.57	0.57

[1]	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

[2]	“Acquired fund fees and expenses (AFFE)” reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in other investment companies during the prior fiscal year.

[3]	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.55% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. The agreement to limit the fund’s “net operating expenses” is limited to the fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the fund through its investments in other investment companies.

[4]	The total and net annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include fees and expenses incurred indirectly by the fund through its investments in other investment companies.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$58	$183	$318	$714
Select Shares	$58	$183	$318	$714
Institutional Shares	$58	$183	$318	$714
2. Share Class Collapse
Effective on or about October 19, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.
SCHWAB FUNDAMENTAL EMERGING MARKETS INDEX FUND
1. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	0.87	%*	0.84%	0.60%
Select Shares	0.72	%**	0.69%	0.60%
Institutional Shares	0.63%		0.60%	0.60%

*	The ratio of net operating expenses would have been 0.84% if interest expense had not been included.

**	The ratio of net operating expenses would have been 0.69% if interest expense had not been included.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 27 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.
Fee table (%)

	Investor	Select	Institutional
	Shares	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee[1]	2.00	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.50	0.50	0.50
Distribution (12b-1) fees	None	None	None
Other expenses	3.47	2.83	3.56
Acquired fund fees and expenses (AFFE)[2]	0.02	0.02	0.02

Total annual operating expenses	3.99	3.35	4.08
Less expense reduction	(3.36)	(2.72)	(3.45)

Net operating expenses (including AFFE)[3,4]	0.63	0.63	0.63

[1]	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

[2]	“Acquired fund fees and expenses (AFFE)” reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in other investment companies during the prior fiscal year.

[3]	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.60% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. The agreement to limit the fund’s “net operating expenses” is limited to the fund’s direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the fund through its investments in other investment companies.

[4]	The total and net annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial highlights” because the financial highlights include only the fund’s direct operating expenses and do not include fees and expenses incurred indirectly by the fund through its investments in other investment companies.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses (including AFFE). The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$64	$202	$351	$786
Select Shares	$64	$202	$351	$786
Institutional Shares	$64	$202	$351	$786
2. Share Class Collapse
Effective on or about October 19, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG47107 (05/09)

SCHWAB CAPITAL TRUST
Schwab International Core Equity Fund
(the “fund”)
Supplement dated May 5, 2009 to the
Prospectus dated February 28, 2009,
as supplemented April 8, 2009

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

SYNOPSIS
The following Synopsis provides a brief overview of the key information contained in this Supplement. You should read the complete Supplement for more detailed information regarding the fund.
REDUCTION OF ANNUAL NET OPERATING EXPENSE RATIOS AND INVESTMENT MINIMUM
°	Effective May 5, 2009, the annual net operating expense ratio (“OER”) of the fund will be reduced to the annual net OER of the fund’s current lowest cost share class.

°	Effective May 5, 2009, the investment minimums on all share classes of the fund will be $100.
SHARE CLASS COMBINATION
°	On or about October 7, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors.

SCHWAB INTERNATIONAL CORE EQUITY FUND
1. Reduction of Investment Minimums
Effective May 5, 2009, the minimum initial investment for the fund will be $100, and there will be no minimum balance requirement. Accordingly, the “Investment Minimums” Section on Page 10 of the Prospectus is deleted and replaced in its entirety with the following:
Investment minimums
Choose a share class, then decide how much you want to invest. Currently, the fund offers three share classes — Investor Shares, Select Shares and Institutional Shares. You may convert your Investor Shares into Select Shares or your Select Shares into Institutional Shares at any time. As discussed below, you must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. Select Shares and Institutional Shares may not be available through intermediaries other than Schwab.
Please note that it is anticipated that on or about October 7, 2009, the fund will combine its share classes into a single class of shares of the fund, and the fund will discontinue offering multiple share classes to investors. Once the share class combination has been effected, all references to multiple classes should be considered deleted.

	Minimum initial	Minimum
Share class	investment	balance
Investor Shares	$100	None
Select Shares	$100	None
Institutional Shares	$100	None
These minimums may be waived for certain retirement plans, including Schwab Corporate Services retirement plans and plan participants, and for shareholders who rollover into an IRA from an exempted retirement plan. These minimums may also be waived for certain other investors, including trustees, officers and employees of Schwab, and for certain investment programs, including programs for education savings or charitable giving. Schwab may receive other compensation for providing services to these clients, investors and programs.
2. Reduction of Net Operating Expense Limit
Effective May 5, 2009, the contractual expense limitation of Schwab and the investment adviser on the net annual operating expenses of each share class of the fund will be reduced as follows:

	Current Net Operating		Current Net Operating	New Net Operating
	Expenses		Expense Limit	Expense Limit
Investor Shares	1.10	%*	1.10%	0.86%
Select Shares	0.95	%*	0.95%	0.86%
Institutional Shares	0.86	%*	0.86%	0.86%

*	These classes are currently operating at the current net operating expense limit.
Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:
Fund fees and expenses
The following table describes what you could expect to pay as a fund investor. “Shareholder fees” are charged to you directly by the fund. “Annual operating expenses” are paid out of fund assets, so their effect is included in the total return for each share class.

Fee table (%)

	Investor	Select	Institutional
	Shares	Shares	Shares
Shareholder fees (% of transaction amount)
Redemption fee*	2.00	2.00	2.00
Annual operating expenses (% of average net assets)
Management fees	0.81	0.81	0.81
Distribution (12b-1) fees	None	None	None
Other expenses	0.84	0.69	0.69

Total annual operating expenses	1.65	1.50	1.50
Less expense reduction	(0.79)	(0.64)	(0.64)

Net operating expenses**	0.86	0.86	0.86

*	Charged only on shares you sell or exchange 30 days or less after buying them and paid directly to the fund.

**	Schwab and the investment adviser have agreed to limit the “net operating expenses” (excluding interest, taxes and certain non-routine expenses) of the Investor Shares, Select Shares and Institutional Shares to 0.86% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.
Example
Designed to help you compare expenses, the example below uses the same assumptions as other mutual fund prospectuses: a $10,000 investment, 5% return each year and that the fund’s operating expenses remain the same. The figures are based on net operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment

	1 year	3 years	5 years	10 years
Investor Shares	$88	$274	$477	$1,061
Select Shares	$88	$274	$477	$1,061
Institutional Shares	$88	$274	$477	$1,061
3. Share Class Collapse
Effective on or about October 7, 2009, the Investor Shares Class, Select Shares Class and Institutional Shares Class will be combined into a single class of shares of the fund, and the fund will no longer offer separate share classes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
©2009 Charles Schwab & Co., Inc. All Rights Reserved.
Member SIPC. REG47267 (05/09)